Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Matter Design Limited [Member]
Schedule of Related Party Transactions [Line Items]
Accounts receivable	[1]	$ 188,563		$ 152,076
Contract assets	[1]			2,683
Less: allowance for expected credit loss				(58)
Less: allowance for expected credit loss		(2,030)		(1,474)
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Accounts receivable		186,533		150,602
Contract assets				2,625
Due to related parties				4,835
Revenue from Matter Design Limited	[1]	216,347		301,208	[2]	$ 234,487
Mr. Hoi Lung CHAN [Member]
Schedule of Related Party Transactions [Line Items]
Due to related parties	[3]			2,215
Salaries	[3]	514,049		49,204		52,033
Mr. Cheong Shing KU [Member]
Schedule of Related Party Transactions [Line Items]
Due to related parties	[4]			2,620
Salaries	[4]	514,052		49,204		91,822
Interest Income From EPED Limited [Member]
Schedule of Related Party Transactions [Line Items]
Interest income	[2]	6,103
Interest Income from Space Plus Limited [Member]
Schedule of Related Party Transactions [Line Items]
Interest income	[5]	6,210
Consultancy Fee Paid to EPED Limited [Member]
Schedule of Related Party Transactions [Line Items]
Consultancy fee paid	[2]	135,730
Consultancy Fee Paid to Space Plus Limited [Member]
Schedule of Related Party Transactions [Line Items]
Consultancy fee paid	[5]	100,089
Ms. Sze Ki CHENG [Member]
Schedule of Related Party Transactions [Line Items]
Salaries	[6]	196,329	[2]	2,440
Short-Term Loan to EPED Limited [Member]
Schedule of Related Party Transactions [Line Items]
Short-term loan	[2]	410,625
Short-Term Loan to Space Plus Limited [Member]
Schedule of Related Party Transactions [Line Items]
Short-term loan	[5]	410,625
Repayment of Short-Term Loan From EPED Limited [Member]
Schedule of Related Party Transactions [Line Items]
Repayment of short-term loan	[2]	410,625
Repayment of Short-Term Loan From Space Plus Limited [Member]
Schedule of Related Party Transactions [Line Items]
Repayment of short-term loan	[5]	$ 410,625

[1]	Matter Design Limited is controlled by Mr. Hoi Lung CHAN
[2]	EPED Limited is controlled by Mr. Hoi Lung CHAN.
[3]	Mr. Hoi Lung CHAN is the beneficial owner, chief executive officer and director of the Company.
[4]	Mr. Cheong Shing KU is the beneficial owner and director of the Company. Mr. KU also served as the director of the Company’s subsidiary, Matter Interiors Limited.
[5]	Space Plus Limited is controlled by Mr. Cheong Shing KU.
[6]	Ms. Sze Ki CHENG is the chief financial officer of the Company.